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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -----------------

Check here if Amendment [X]; Amendment Number:   1
                                                ---

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

13F File Number:   28- 2610
                   ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

        /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
          (Signature)                  (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             30*
Form 13F Information Table Value Total:     $1,628,079*
                                          (in thousands)

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

   Column 1:         Column 2:  Column 3:   Column 4:            Column 5:            Column 6   Column 7:        Column 8:
                                                                                                               Voting Authority
---------------      ---------  ---------  -----------  ----------------------------- ----------  -------- -----------------------
                                           Fair Market
                                              Value     Shares or
                      Title of   Cusip     -----------  Principal                     Investment   Other     (a)        (b)   (c)
 Name of Issuer        Class     Number     (X $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole     Shared  None
 --------------       -------    ------    -----------  ---------  ------   --------- ----------  -------- ---------  ------  ----
Anchor Gaming          Common  033037-10-2      9,719     202,744     SH                 DEFINED              202,744
Anchor Gaming          Common  033037-10-2     18,852     393,256     SH                   SOLE               393,256
Autozone Inc.          Common  053332-10-2    241,698  10,926,317     SH                 DEFINED           10,926,317
Autozone Inc.          Common  053332-10-2    237,052  10,775,083     SH                   SOLE            10,775,083
AMR Corp               Common  001765-10-6     16,331     617,736     SH                 DEFINED              617,736
AMR Corp               Common  001765-10-6     30,775   1,164,064     SH                   SOLE             1,164,064
AutoNation, Inc.       Common  05329W-10-2     45,629   6,460,772     SH                 DEFINED            6,460,772
AutoNation, Inc.       Common  05329W-10-2     81,551  11,547,028     SH                   SOLE            11,547,028
Best Foods             Common  08658U-10-1     34,490     498,046     SH                 DEFINED              498,046
Best Foods             Common  08658U-10-1     61,615     889,754     SH                   SOLE               889,754
Centex Corp.           Common  152312-10-4      3,066     130,473     SH                 DEFINED              130,473
Centex Corp.           Common  152312-10-4      5,453     232,027     SH                   SOLE               232,027
Footstar Inc.          Common  344912-10-0     38,744   1,165,225     SH                 DEFINED            1,165,225
Footstar Inc.          Common  344912-10-0    107,134   3,222,075     SH                   SOLE             3,222,075
Georgia Gulf Corp      Common  373200-20-3      5,960     286,369     SH                 DEFINED              286,369
Georgia Gulf Corp      Common  373200-20-3     10,580     508,350     SH                   SOLE               508,350
International Game
 Technology            Common  459902-10-2      2,351      88,727     SH                 DEFINED               88,727
International Game
 Technology            Common  459902-10-2      4,173     157,473     SH                   SOLE               157,473
McKesson Corp          Common  581557-10-5    312,140  14,908,196     SH                 DEFINED           14,908,196
McKesson Corp          Common  581557-10-5    184,183   8,796,799     SH                   SOLE             8,796,799
Sabre Holdings Corp.   Common  785905-10-0      5,100     178,940     SH                 DEFINED              178,940
Sabre Holdings Corp.   Common  785905-10-0      9,122     320,060     SH                   SOLE               320,060
Southdown Inc.         Common  841297-10-4     23,420     405,538     SH                 DEFINED              405,538
Southdown Inc.         Common  841297-10-4     41,647     721,162     SH                   SOLE               721,162
Russ Berrie & Co.      Common  782233-10-0      4,468     232,130     SH                 DEFINED              232,130
Russ Berrie & Co.      Common  782233-10-0      7,973     414,170     SH                   SOLE               414,170
Verio Inc              Common  923433-10-6     26,473     477,114     SH                 DEFINED              477,114
Verio Inc              Common  923433-10-6     47,083     848,586     SH                   SOLE               848,586
York Int'l Corp.       Common  986670-10-7      4,050     160,395     SH                 DEFINED              160,395
York Int'l Corp.       Common  986670-10-7      7,247     287,005     SH                   SOLE               287,005


*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities AND Exchange Commission.


Grand Total                                 1,628,079